Warrant liability - Schedule of Changes In Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance – Beginning of the year	$ 6,854	$ 10,891	$ 8,225
Derecognition due to early expiry (note 16)	0	0	(5,865)
Share purchase warrants exercised during the year	(735)	0	(31,103)
Change in fair value of share purchase warrants	(2,222)	(4,437)	10,956
Balance - End of the year	3,897	6,854	10,891
Less: current portion	0	0	(1,411)
Warrant liability	3,897	6,854	9,480
Warrant liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Share purchase warrants issued during the year (note 16)	$ 0	$ 400	$ 28,678